Long-term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term Debt
9. Long-term Debt

	Term Loans
Issue Date/ Refinancing Date		Maturity Date	Drawn Amount	December 31, 2023	December 31, 2024
March 2023		January 2032	70,000,000	—	66,719,215
May 2016		December 2025	65,650,000	21,234,160	19,161,840
March 2017		April 2026	70,787,500	42,343,739	—
August 2021		August 2026	60,000,000	29,260,092	—
December 2021		January 2028	59,400,000	31,279,000	—

Total				124,116,991	85,881,055

Current portion of long-term debt				16,863,076	23,537,305
Long-term debt				107,253,915	62,343,750

Total debt				124,116,991	85,881,055

Current portion of deferred finance charges				238,603	203,491
Deferred finance charges non-current				335,740	787,895

Total deferred finance charges				574,343	991,386

Total debt				124,116,991	85,881,055
Less: Total deferred finance charges				574,343	991,386

Total debt, net of deferred finance charges				123,542,648	84,889,669

Less: Current portion of long-term debt, net of current portion of deferred finance charges				16,624,473	23,333,814

Long-term debt				106,918,176	61,555,855

Changes in the Company’s outstanding term loans as of December 31, 2023 and 2024 are as follows:
For the year 2023:
In February 2023, the Company prepaid $5.9 million of the term loan dated August 2021 with original maturity date August 2026 using cash on hand and the related mortgages on the vessels Gas Astrid and Gas Exelero were released.
In March 2023 and in June 2023, the Company prepaid a total of $29.7 million of a term loan dated January 2021 with original maturity date January 2028 using cash on hand and the related mortgages on the vessels Eco Corsair, Eco Royalty, Eco Czar, Eco Nemesis and Eco Elysium were released. Following this loan repayment, the related interest rate swap agreements were terminated and an amount of $2.0 million was collected from the respective counterparty.
In March 2023, the Company entered into a loan agreement of $70,000,000 with a bank in order to finance the acquisition of the vessels Eco Oracle and the Eco Wizard that were acquired from affiliated entities in January 2024 (Note 3). The term loan was fully drawn down in two equal tranches, the first of which was drawn down on January 9, 2024, and the second one was drawn down on January 31, 2024. The term loan is repayable in thirty two quarterly installments plus a balloon payment payable together with the last instalment for each vessel in January 2032.
In May 2023, the Company prepaid $29.9 million of a term loan dated April 2020 with original maturity date February 2027 using cash on hand and the related mortgages on the vessels Eco Alice and Eco Blizzard were released.
In May 2023, the Company prepaid $19.2 million of a term loan dated December 2021 with original maturity date January 2028 using cash on hand and the related mortgages on the vessels Eco Enigma and Eco Texiana were released.
In June 2023, the Company prepaid $18.2 million of a term loan dated January 2021 with original maturity date January 2026 using cash on hand and the related mortgages on the vessels Eco Steam, Eco Chios and Eco Galaxy were released. Following this loan repayment, the related interest rate swap agreement was terminated and an amount of $1.2 million was collected from the respective counterparty.
In June 2023, the Company prepaid $20.3 million of a term loan dated May 2016 with original maturity date December 2025 using cash on hand and the related mortgage on the vessel Eco Frost was released. Following this loan repayment, the related interest rate swap agreements were terminated and an amount of $0.7 million was collected from the respective counterparty.
In July 2023, the Company prepaid $8.7 million of the term loan dated August 2021 with original maturity date August 2026 using cash on hand and the related mortgage on the vessel Eco Dream was released.
Furthermore, during 2023 the Company made scheduled principal payments in connection with its term loans amounting to $23.0 million.
For the year 2024:
In February 2024, the Company prepaid
 in full the then outstanding balance of
$29.3 million of the term loan dated August 2021 with original maturity date August 2026 using cash on hand and the related mortgages on the vessels Gas Elixir, Eco Nical, Eco Dominator, Gas Myth and Gas Cerberus were released. Following this loan repayment, the related interest rate swap agreement was terminated and an amount of $1.0 million was collected from the respective counterparty.

In May 2024, the Company prepaid
in full the then outstanding balance of

$29.3 million of the term loan dated December 2021 with original maturity date January 2028 using cash on hand and the related mortgages on the vessels Gas Husky, Gas Esco, Eco Universe and Eco Invictus were released.
In May 2024, the Company prepaid $20.1 million of the term loan dated March 2017 with original maturity date April 2026 using cash on hand and the related mortgage on the vessel Eco Freeze was released.
In August 2024, the Company prepaid
in full the then outstanding balance of

$19.0 million of the term loan dated March 2017 with original maturity date April 2026 using cash on hand and the related mortgage on the vessel Eco Arctic was released.
Furthermore, during 2024 the Company made scheduled principal payments in connection with its term loans amounting to $10.5 million.
The above loans are generally repayable in quarterly or semi-annual installments and a balloon payment at maturity and are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans, ranging from 120% to 130%,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company which is EBITDA (as defined in the loan agreements) to interest expense to be at all times greater than 2.5:1,

•	at least a certain percentage of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a minimum aggregate cash balance amounting to $3,867,752 as of December 31, 2024
in the earnings accounts with the relevant banks as well as a free cash balance of $10,000,000 at the end of each quarter,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.
The interest rates on the outstanding loans as of December 31, 2023 and 2024 are based on a SOFR plus a margin (2022: LIBOR plus a margin). The average interest rates (including the margin) on the above outstanding loans for the applicable periods were:
Year ended December 31, 2022: 4.20%
Year ended December 31, 2023: 7.07%
Year ended December 31, 2024: 7.52%
Bank loan interest expense for the above loans for the years ended December 31, 2022, 2023 and 2024 amounted to $11,446,312, $13,250,267 and $ 8,859,096, respectively.
Interest expense, net of interest capitalized, is included in interest and finance costs in the consolidated statements of income. For the years ended December 31, 2022, 2023 and 2024, the amortization of deferred financing charges amounted to $855,472, $1,345,940 and $711,378 respectively, and is included in interest and finance costs in the consolidated statements of income.
At December 31, 2024, the Company was in compliance with all of its debt financial covenants.

The annual principal payments to be made, for the abovementioned loans, after December 31, 2024, are as follows:

December 31,	Amount
2025	23,537,305
2026	4,375,000
2027	4,375,000
2028	4,375,000
Thereafter	49,218,750

Total	85,881,055